Fair Value Measurements (Details) - Schedule of fair value hierarchy	12 Months Ended
Dec. 31, 2022 USD ($)
Warrant liability - Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability	$ 2,276,136
Warrant liability - Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability	1,934,588
Warrant liability – SPA Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability	28,477,618
Total [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability	32,688,342
Level 1 [Member] | Warrant liability - Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability	2,276,136
Level 1 [Member] | Warrant liability - Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability
Level 1 [Member] | Warrant liability – SPA Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability
Level 1 [Member] | Total [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability	2,276,136
Level 2 [Member] | Warrant liability - Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability
Level 2 [Member] | Warrant liability - Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability
Level 2 [Member] | Warrant liability – SPA Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability
Level 2 [Member] | Total [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability
Level 3 [Member] | Warrant liability - Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability
Level 3 [Member] | Warrant liability - Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability	1,934,588
Level 3 [Member] | Warrant liability – SPA Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability	28,477,618
Level 3 [Member] | Total [Member]
Fair Value Measurements (Details) - Schedule of fair value hierarchy [Line Items]
Warrant liability	$ 30,412,206